Form N-1A Cover	Aug. 09, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Entity Central Index Key	0001112996
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 09, 2024
Prospectus Date	Aug. 31, 2023
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED AUGUST 09, 2024 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco NASDAQ 100 Index Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.